ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2012	2011
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$2,887	$77,805
Restricted cash	367,645	—
Amounts due from affiliated companies	1,113	1,551
Amounts due from subsidiaries	77,471	49,889
Income tax receivable	266	—
Prepaid expenses and other current assets	2,448	5,966

Total current assets	451,830	135,211

INVESTMENTS IN SUBSIDIARIES (1)	4,123,067	3,415,113
LONG-TERM PREPAYMENTS	—	135
RESTRICTED CASH	—	364,807
DEFERRED FINANCING COST	1,427	5,159

TOTAL ASSETS	$4,576,324	$3,920,425

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$6,465	$8,317
Income tax payable	—	67
Amounts due to affiliated companies	59	52
Amounts due to subsidiaries	181,371	181,609
Current portion of long-term debt	720,923	—

Total current liabilities	908,818	190,045

LONG-TERM DEBT	—	718,085
ADVANCE FROM A SUBSIDIARY	281,567	56,140

SHAREHOLDERS’ EQUITY

Ordinary shares at US$0.01 par value per share
(Authorized – 7,300,000,000 shares as of December 31, 2012 and 2011 and issued – 1,658,059,295 and 1,653,101,002 shares as of December 31, 2012 and 2011, respectively)	16,581	16,531
Treasury shares, at US$0.01 par value per share (11,267,038 and 10,552,328 shares as of December 31, 2012 and 2011, respectively)	(113)	(106)
Additional paid-in capital	3,235,835	3,223,274
Accumulated other comprehensive losses	(1,057)	(1,034)
Retained earnings (accumulated losses)	134,693	(282,510)

Total shareholders’ equity	3,385,939	2,956,155

TOTAL LIABILITIES AND EQUITY	$4,576,324	$3,920,425

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2012	2011	2010
REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(26,164)	(19,474)	(14,985)
Property charges and others	—	(1,000)	—

Total operating expenses	(26,164)	(20,474)	(14,985)

OPERATING LOSS	(26,164)	(20,474)	(14,985)

NON-OPERATING INCOME
Interest income	5,544	3,683	6
Interest expenses, net of capitalized interest	(16,634)	(12,060)	(242)
Amortization of deferred financing cost	(3,732)	(2,260)	—
Foreign exchange gain (loss), net	118	(293)	(41)
Other income, net	17,103	14,812	11,257
Listing expenses	—	(8,950)	—
Share of results of subsidiaries	441,112	320,809	(6,129)

Total non-operating income	443,511	315,741	4,851

INCOME (LOSS) BEFORE INCOME TAX	417,347	295,267	(10,134)
INCOME TAX EXPENSE	(144)	(611)	(391)

NET INCOME (LOSS)	$417,203	$294,656	$(10,525)

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data)

	Year Ended December 31,
	2012	2011	2010
Net income (loss)	$417,203	$294,656	$(10,525)
Other comprehensive (loss) income:
Foreign currency translation adjustment	16	(149)	32
Change in fair value of interest rate swap agreements	—	6,111	17,657
Change in fair value of forward exchange rate contracts	99	39	—
Reclassification to earnings upon discontinuance of hedge accounting	—	4,310	—
Reclassification to earnings upon settlement of forward exchange rate contracts	(138)	—	—

Other comprehensive (loss) income	(23)	10,311	17,689

Total comprehensive income attributable to Parent Company	$417,180	$304,967	$7,164

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary Shares		Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	(Accumulated Losses) Retained Earnings	Total Shareholders’ Equity
	Shares	Amount	Shares	Amount
BALANCE AT JANUARY 1, 2010	1,595,617,550	$15,956	(471,567)	$(5)	$3,088,768	$(29,034)	$(566,641)	$2,509,044
Net loss for the year	—	—	—	—	—	—	(10,525)	(10,525)
Foreign currency translation adjustment	—	—	—	—	—	32	—	32
Change in fair value of interest rate swap agreements	—	—	—	—	—	17,657	—	17,657
Share-based compensation	—	—	—	—	6,045	—	—	6,045
Shares issued upon restricted shares vested	1,254,920	12	—	—	(12)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,785,641	88	(8,785,641)	(88)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	43,737	1	(1)	—	—	—
Exercise of share options	—	—	804,285	8	930	—	—	938

BALANCE AT DECEMBER 31, 2010	1,605,658,111	16,056	(8,409,186)	(84)	3,095,730	(11,345)	(577,166)	2,523,191
Net income for the year	—	—	—	—	—	—	294,656	294,656
Foreign currency translation adjustment	—	—	—	—	—	(149)	—	(149)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,111	—	6,111
Change in fair value of forward exchange rate contracts	—	—	—	—	—	39	—	39
Reclassification to earnings upon discontinuance of hedge accounting	—	—	—	—	—	4,310	—	4,310
Share-based compensation	—	—	—	—	8,624	—	—	8,624
Shares issued upon restricted shares vested	310,575	3	—	—	(3)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	6,920,386	69	(6,920,386)	(69)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	941,648	9	(9)	—	—	—
Exercise of share options	—	—	3,835,596	38	3,912	—	—	3,950
Issuance of shares for conversion of shareholders’ loans	40,211,930	403	—	—	115,020	—	—	115,423

BALANCE AT DECEMBER 31, 2011	1,653,101,002	16,531	(10,552,328)	(106)	3,223,274	(1,034)	(282,510)	2,956,155
Net income for the year	—	—	—	—	—	—	417,203	417,203
Foreign currency translation adjustment	—	—	—	—	—	16	—	16
Change in fair value of forward exchange rate contracts	—	—	—	—	—	99	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	—	—	—	—	—	(138)	—	(138)
Share-based compensation	—	—	—	—	8,973	—	—	8,973
Shares issued for future vesting of restricted shares and exercise of share options	4,958,293	50	(4,958,293)	(50)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	1,276,634	13	(13)	—	—	—
Cancellation of vested restricted shares	—	—	(6)	—	—	—	—	—
Exercise of share options	—	—	2,966,955	30	3,601	—	—	3,631

BALANCE AT DECEMBER 31, 2012	1,658,059,295	$16,581	(11,267,038)	$(113)	$3,235,835	$(1,057)	$134,693	$3,385,939

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2012	2011	2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$417,203	$294,656	$(10,525)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Share-based compensation	8,973	8,624	6,043
Amortization of deferred financing cost	3,732	2,260	—
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	(138)	—	—
Share of results of subsidiaries	(441,112)	(320,809)	6,129
Changes in operating assets and liabilities:
Amounts due from affiliated companies	438	(200)	(1,351)
Income tax receivable	—	265	—
Prepaid expenses and other current assets	3,649	(1,819)	8,821
Long-term prepayments	135	506	537
Accrued expenses and other current liabilities	(1,852)	5,907	(1,412)
Income tax payable	(333)	—	(585)
Amounts due to shareholders	—	(261)	14
Amounts due to affiliated companies	7	(85)	(1,483)
Amounts due to subsidiaries	(238)	(142)	1,435

Net cash (used in) provided by operating activities	(9,536)	(11,098)	7,623

CASH FLOWS FROM INVESTING ACTIVITIES
Amounts due from subsidiaries	(26,975)	(1,825)	(13,006)
Advances to subsidiaries	(277,945)	(330,680)	(25,777)
Repayment of advance to a subsidiary	10,512	11,126	—
Change in restricted cash	—	(353,278)	—

Net cash used in investing activities	(294,408)	(674,657)	(38,783)

CASH FLOWS FROM FINANCING ACTIVITIES
Advance from a subsidiary	225,427	56,140	—
Proceeds from exercise of share options	3,599	4,565	—
Payment of deferred financing cost	—	(6,899)	—
Proceeds from long-term debt	—	706,556	—

Net cash provided by financing activities	229,026	760,362	—

NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	74,607	(31,160)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	3,198	34,358

CASH AND CASH EQUIVALENTS AT END OF YEAR	$2,887	$77,805	$3,198

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION — FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENT SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2012 and 2011, approximately $2,651,000 and $2,018,000, respectively of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2012, 2011 and 2010.

2.	Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.

3.	Long-term debt

The Company issued the RMB Bonds and obtained the Deposit-Linked Loan during the year ended December 31, 2011 as disclosed in Note 11 to the Group’s consolidated financial statements. In March 2013, the Company early redeemed the RMB Bonds and repaid the Deposit-Linked Loan, further details is included in Note 24(g) and (h).

Scheduled maturities of the long-term debt of the Company as of December 31, 2012 are as follows:

Year ending December 31, 2013	$720,923